Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [Abstract]
Schedule of Property, Plant and Equipment
	Vessels and scrubbers USD’000	Dry docking USD’000	Right-of-use Assets – Vessels USD’000	Others USD’000	Total USD’000
At 30 June 2026
Cost	3,055,818	178,716	238,014	2,022	3,474,570
Accumulated depreciation charge	(917,523)	(67,750)	(194,514)	(1,549)	(1,181,336)
Net book value	2,138,295	110,966	43,500	473	2,293,234

	Vessels and scrubbers USD’000	Dry docking USD’000	Right-of-use Assets – Vessels USD’000	Others USD’000	Total USD’000
At 31 December 2025
Cost	3,426,406	193,076	217,595	2,049	3,839,126
Accumulated depreciation charge	(1,081,649)	(78,440)	(179,182)	(1,184)	(1,340,455)
Net book value	2,344,757	114,636	38,413	865	2,498,671

Current and Next Average Purchase Option Price of Firm Charters
The Group has firm charters in place up till 2030 for these vessels. The current and next average purchase option price are as follows:

USD’000	Current average purchase option price[2]	Next average purchase option price
LR1	38,333	37,833
MR	29,093	28,710

Time Chartered-in days and Average Time Charter Rates for Vessels
The time chartered-in days and average time charter rates for these vessels are as follows:

	2026	2027	2028	2029	2030
TC in (Days)[3]
LR1 (with purchase option)	730	425	–	–	–
MR (with purchase option)	2,555	1,358	366	365	286

Average TC in rate (USD/Day)
LR1 (with purchase option)	19,597	19,800	–	–	–
MR (with purchase option)	17,374	17,557	19,850	19,850	19,850

[1] The LR2 and Small (“Specialized”) commercial pools ceased operations in June 2026.
[2] The exercisable purchase option price decreases by a fixed amount per year, or on a pro-rata basis based on individual contract terms. Prior notice period of three to four months are required before exercise of options. The value of the purchase options (difference between the option price and fair market value of the vessel) amount to USD 191 million as at the end of the current reporting period.
[3] Based on firm charter period and does not include optional periods exercisable by Hafnia.